Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Defined Benefit Plans, Expense Recognized in Profit or Loss

The amounts recognized through profit or loss as employee benefits expense either within research and development expenses or within general and administrative expenses, depending on their function with respect to the defined benefit plans, are as follows:

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Current service cost	1,367	893	808
Interest cost	44	17	19
Expected return on plan assets	(35)	(12)	(13)
Administration costs	4	4	3
Expense recognized in profit or loss	1,380	902	817

Defined Benefit Plans, Expense Recognized in Other Comprehensive Income

The amounts recognized in OCI with respect to the defined benefit plans are as follows:

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Remeasurement (gain)/loss on defined benefit obligation
Actuarial (gains)/losses arising from plan experience	1,063	1,082	554
Actuarial (gains)/losses arising from demographic assumption	—	(650)	—
Actuarial (gains)/losses arising from financial assumptions	(4,272)	(376)	301
Return on plan assets excl. interest income	1,770	(513)	3
Expense recognized in other comprehensive income	(1,439)	(457)	858

Disclosure of Net Defined Benefit Liability Obligation

The amount included in the consolidated statements of financial position arising from the Group’s obligation in respect to its defined benefit plan is as follows:

	As of December 31,
In thousands of USD	2022	2021	2020
Present value of defined benefit obligation	16,215	14,766	11,848
Fair value of plan assets	(14,105)	(11,576)	(8,291)
Net liability arising from defined benefit obligation	2,110	3,190	3,557

Movements in the present value of the defined benefit obligation in the reporting period were as follows:

In thousands of USD	2022	2021	2020
Beginning defined benefit obligation as of January 1	14,766	11,848	5,841
Current service cost	1,307	893	808
Interest expense on defined benefit obligation	44	17	19
Contributions paid by employees	878	612	378
Benefits (paid)/deposited	2,371	1,783	3,050
Remeasurement (gain)/loss on defined benefit obligation	(3,107)	57	854
Other	(58)	(18)	—
Foreign currency exchange (gains)/losses	14	(426)	898
Ending defined benefit obligation as of December 31	16,215	14,766	11,848

Movements in the present value of the plan assets in the reporting period were as follows:

In thousands of USD	2022	2021	2020
Beginning fair value of plan assets as of January 1	11,576	8,291	3,858
Return on plan assets excluding interest income	35	12	13
Contributions paid by employer	978	688	378
Contributions paid by employees	884	610	378
Benefits (paid)/deposited	2,371	1,783	3,049
Actuarial gain/(loss) on plan assets	(1,770)	513	(3)
Administration expense	(4)	(4)	(3)
Other	(11)	(18)	—
Foreign currency exchange gains/(losses)	46	(299)	621
Ending fair value of plan assets as of December 31	14,105	11,576	8,291

Disclosure of Plan Asset Allocation

The allocation of the assets of the different asset classes corresponds to:

In thousands of USD	2022	2021	2020
Cash	0.8%	1.1%	1.8%
Bonds	62.1%	61.0%	60.0%
Equities	24.2%	24.9%	25.5%
Properties	10.1%	10.0%	10.0%
Other	2.8%	3.0%	2.7%
Total	100.0%	100.0%	100.0%

Disclosure of Defined Benefit Plans Actuarial Assumptions

Principal assumptions used for the purposes of the actuarial valuations were as follows:

	For the year ended December 31,
	2022	2021	2020
Discount rate	2.25%	0.30%	0.15%
Interest credit rate	2.00%	1.00%	1.00%
Expected rate of salary increase	2.25%	2.00%	2.00%
Expected rate of pension increase	—	—	0.50%
Mortality rate	BVG 2020 GT	BVG 2020 GT	BVG 2015 GT